Related Party Transactions	12 Months Ended
Sep. 30, 2012
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions

We sell products to affiliated companies. Net sales to the affiliated companies for the fiscal years ended September 30, 2012, 2011, and 2010 were approximately $353.3 million, $156.6 million, and $107.5 million, respectively. Accounts receivable due from the affiliated companies at September 30, 2012 and 2011 was $38.5 million and $29.8 million, respectively, and was included in accounts receivable on our consolidated balance sheets.